Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Income
Interest income	$ 4,784	$ 2,650	$ 720
Total financial income	4,784	2,650	720
Financial Costs
Amortization and write-off of deferred loan/bond issuance costs and premium	12,593	12,398	35,141
Interest expense on loans and realized loss on cash flow hedges	111,600	85,813	76,495
Interest expense on bonds and realized loss on CCSs	30,029	27,085	11,723
Finance lease charge	10,520	10,875	9,367
Loss arising on NOK Bonds repurchase at a premium (Note 13)		1,459	2,120
Other financial costs	1,885	1,551	2,470
Total financial costs	$ 166,627	$ 139,181	137,316
Unamortized deferred loan and bond issuance costs written off			$ 23,097